SUPPLEMENT TO:
CALVERT IMPACT FUND, INC.
Calvert Small Cap Fund
Calvert Global Energy Solutions Fund
Calvert Global Water Fund
Calvert Green Bond Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814
STATEMENT OF ADDITIONAL INFORMATION
January 31, 2015, as revised October 20, 2015
Date of Supplement: November 5, 2015
Change to Portfolio Management Team for Calvert Small Cap Fund
Natalie A. Trunow no longer serves as a portfolio manager for Calvert Small Cap Fund.
The statement of additional information is therefore revised as follows:
Delete all references to Natalie A. Trunow from the section “Portfolio Manager Disclosure.”
Add the following under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – Small Cap” on page 39:
Calvert:
Joshua Linder, CFA

Accounts Managed (not including Small Cap) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	0	0
Total Assets in Other Accounts Managed	$1,156,540,391	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert:
Christopher Madden, CFA

Accounts Managed (not including Small Cap) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert:
Kurt Moeller, CFA

Accounts Managed (not including Small Cap) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert:
Jade Huang

Accounts Managed (not including Small Cap) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Fund and Other Accounts – Small Cap” on page 41, delete the heading and replace it with the following:
Calvert: Joshua Linder, CFA; Christopher Madden, CFA; Kurt Moeller, CFA; and Jade Huang
Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Funds – Small Cap” on page 42, delete the heading and replace it with the following:
Calvert: Joshua Linder, CFA; Christopher Madden, CFA; Kurt Moeller, CFA; and Jade Huang
Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Funds – Small Cap” on page 42, delete the first row of the chart and replace it with the following:
Compensation with Respect to Management of Small Cap and Other Accounts as of October 31, 2015
In the chart under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds –Small Cap" on page 44, add the following information (headings added for ease of reference):

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Small Cap	Calvert	Joshua Linder, CFA	None (as of 10/31/15)
		Christopher Madden, CFA	None (as of 10/31/15)
		Kurt Moeller, CFA	None (as of 10/31/15)
		Jade Huang	$1 - $10,000 (as of 10/31/15)